General and administrative expenses (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
General and Administrative Expenses
Occupancy expenses	SFr 242	SFr 248	SFr 250	SFr 490	SFr 493
IT, machinery, etc.	278	297	296	575	612
Provisions and losses	91	78	131	169	204
Travel and entertainment	81	90	95	171	184
Professional services	739	804	744	1,543	1,376
Amortization and impairment of other intangible assets	2	2	5	4	11
Other	327	329	407	656	786
General and administrative expenses	1,760	SFr 1,848	1,928	3,608	3,666
Bank
General and Administrative Expenses
General and administrative expenses	SFr 1,757		SFr 1,946	SFr 3,621	SFr 3,700